UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22792

Blackstone Alternative Alpha Fund II

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, 28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: March 31, 2015

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Blackstone Alternative Alpha Fund II

Schedule of Investments (Unaudited)

June 30, 2014

	Shares	Cost	Fair Value	Percentage of Total Net Assets
Blackstone Alternative Alpha Master Fund (“Master Fund”)	16,496	$19,024,164	$19,708,407	100.03%
Other assets, less liabilities			(6,806)	(0.03%	)

Total Net Assets			$19,701,601	100.00%

See accompanying Notes to Schedule of Investments.

Blackstone Alternative Alpha Fund II

Notes to Schedule of Investments (Unaudited)

June 30, 2014

1. Organization

Blackstone Alternative Alpha Fund II (the “Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on September 1, 2013. The Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public equity and fixed income markets. The Fund pursues its objective by investing substantially all of its assets in Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the 1940 Act as a continuously offered, closed-end management investment company with the same investment objective and substantially the same investment policies as the Fund.

The Fund offers three classes of shares of beneficial interest (“Shares”): Advisor Class I Shares, Advisor Class II Shares, and Advisor Class III Shares. As of June 30, 2014, only Advisor Class III Shares were outstanding.

The Master Fund’s Consolidated Schedule of Investments and Notes to Consolidated Schedule of Investments, included elsewhere within this report, are an integral part of the Fund’s Schedule of Investments and should be read in conjunction with this report. As of June 30, 2014, the Fund held a 3.00% ownership interest in the Master Fund.

The investment manager of the Fund and the Master Fund is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Fund and the Master Fund is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAAM, the commodity pool operator of the Fund and the Master Fund, is registered as such with the CFTC, but has claimed relief under Rule 4.12(c)(3) of the Commodity Exchange Act from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Fund and the Master Fund supervises the conduct of the Fund’s and the Master Fund’s affairs and, pursuant to their investment management agreements, has engaged BAAM to manage the Fund’s and the Master Fund’s day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and is stated in U.S. dollars.

3. Fair Value Hierarchy

The Fund’s investment in the Master Fund is recorded at fair value and is based upon the Fund’s percentage of ownership of the net assets of the Master Fund. The performance of the Fund is directly affected by the performance of the Master Fund.

See Note 3 to the Master Fund’s Consolidated Schedule of Investments for the determination of the fair value of the Master Fund’s investments.

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund may, as a practical expedient, estimate the fair value of the investment in the Master Fund based on the reported net asset value per share or its equivalent if the reported net asset value of the investment in the Master Fund is calculated in a manner

Blackstone Alternative Alpha Fund II

Notes to Schedule of Investments (Unaudited), (continued)

June 30, 2014

consistent with the measurement principles applied to investment companies. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement or based on liquidity, as indicated by the redemption terms:

Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

Level 2 – Quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The Fund’s investment in the Master Fund shall be categorized within Level 2 if the Fund has the ability to redeem its investment in the Master Fund at the reported net asset value per share (or its equivalent) at the measurement date or within 90 days thereof, upon no greater than 90 days prior written notice.

Level 3—Pricing inputs are unobservable for the investment and include instances where there is little, if any, market activity for the investment.

The Fund has categorized within Level 3, its investment in the Master Fund that is subject to a minimum holding period or lockup greater than 90 days from the measurement date, are in liquidation, cannot be redeemed within 90 days of the measurement date, are subject to redemption notice periods in excess of 90 days, have limited the individual amount of shareholder redemptions and/or aggregate amount of shareholder redemptions, or have suspended redemptions.

The classification of investment in the Master Fund in the table below is indicative of the Fund’s classification of its investment in the Master Fund. It is not meant to be indicative of the classification of investments in Investee Funds of the Master Fund within the fair value hierarchy.

The following is a summary categorization, as of June 30, 2014, of the Fund’s investment based on the level of inputs utilized in determining the value of such investments:

	Level 1	Level 2	Level 3	Total
Investments
Investment in the Master Fund	$—	$—	$19,708,407	$19,708,407

	$—	$—	$19,708,407	$19,708,407

Blackstone Alternative Alpha Fund II

Notes to Schedule of Investments (Unaudited), (continued)

June 30, 2014

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Investment in Master Fund

Beginning Balance April 1, 2014	$8,365,835
Transfers into Level 3	—
Transfers out of Level 3	—
Net realized gain	—
Net change in unrealized appreciation	604,572
Reinvestment of realized gains	—
Purchases	10,738,000
Sales	—

Ending Balance June 30, 2014	$19,708,407

Change in unrealized appreciation related to investments still held as of June 30, 2014	$604,572

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. There were no transfers between Levels 1, 2, or 3 for the period ended June 30, 2014.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Unaudited)

June 30, 2014

	Shares	Cost	Fair Value	Percentage of Total Net Assets	Redemptions Permitted(1)	Redemption Notification Period(1)
Investments in Investee Funds:
Equity(a)
JANA Nirvana Fund, L.P.		$50,000,000	$54,256,535	8.26%	Quarterly	60 Days
Bay Pond Partners, L.P. (2)		44,700,000	51,531,698	7.85%	Semi-annually	45 Days
Coatue Qualified Partners, L.P.		46,300,000	46,025,464	7.00%	Quarterly	45 Days
Samlyn Offshore Ltd.(3)	36,483	37,000,000	40,987,687	6.24%	Semi-annually	45 Days
Southpoint Qualified Fund, L.P.		35,300,000	39,912,766	6.07%	Quarterly	60 Days
Hoplite Partners, L.P.		34,600,000	37,213,445	5.66%	Quarterly	45 Days
Glenview Institutional Partners, L.P.		24,400,000	36,366,235	5.53%	Quarterly	45 Days
Pershing Square, L.P.		26,100,000	34,059,930	5.18%	Quarterly	65 Days
Turiya Fund, L.P.		24,080,000	32,898,135	5.01%	Quarterly	45 Days
AKO Partners, L.P.(3)		29,706,864	30,856,944	4.70%	Quarterly	90 Days
Viking Global Equities III Ltd.(3)	6,279	12,400,000	17,273,228	2.63%	Annually	45 Days
Visium Balanced Offshore Fund Ltd.(3)	4,683	9,230,000	11,912,958	1.81%	Quarterly	60 Days
Soroban Cayman Fund Ltd.(3)	1,308	1,738,000	2,931,218	0.45%	Quarterly	60 Days

Total		375,554,864	436,226,243	66.39%

Event-Driven(b)
Corvex Partners, L.P.		43,530,000	53,012,211	8.07%	Quarterly	60 Days

Credit-Driven(c)
Magnetar Constellation Fund Ltd.(3)	42,800	42,800,000	46,416,802	7.06%	Quarterly	90 Days

Relative Value(d)
Renaissance Intitutional Diversified Alpha Fund International L.P. (3)		27,000,000	25,690,098	3.91%	Monthly	45 Days

See accompanying Notes to Consolidated Schedule of Investments.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Unaudited), (continued)

June 30, 2014

	Shares	Cost	Fair Value	Percentage of Total Net Assets	Redemptions Permitted(1)	Redemption Notification Period(1)
Multi-Category(e)
HBK Multi-Strategy Offshore Fund Ltd.(3)	18,977	$18,976,601	$19,826,482	3.02%	Quarterly	90 Days
Elliott International Ltd.(3)	513	445,920	529,137	0.08%	Quarterly - Semi-annually	60 Days

Total		19,422,521	20,355,619	3.10%

Global Macro(f)
Tudor BVI Global Fund Ltd.(3)	161	19,080,000	19,745,636	3.00%	Quarterly	60 Days

Managed Futures(g)
BlueTrend Fund Ltd.(3)	39,500	11,250,000	10,743,191	1.64%	Monthly	30 Days

Total Investments in Investee Funds(4)(5)		$538,637,385	$612,189,800	93.17%

Other assets, less liabilities			44,852,262	6.83%

Total Net Assets			$657,042,062	100.00%

Percentage represents each respective investment in Investee Fund at fair value as compared to total net assets.

The Consolidated Master Fund is not able to obtain information about certain specific investments held by the Investee Funds due to lack of available data.

Investee Funds are organized in the United States, unless otherwise noted.

Investee Funds are non-income producing securities.

(1)	Reflects general redemption terms for each Investee Fund. See Note 3 for Fair Value Hierarchy disclosure.
(2)	Investee Fund is held by Blackstone Alternative Alpha Sub Fund I Ltd., which is wholly-owned by the Master Fund.
(3)	Investee Fund is organized in a non-U.S. offshore jurisdiction.
(4)	The total cost of Investee Funds organized in the United States is $329,010,000, with a fair value of $385,276,419.
(5)	The total cost of Investee Funds organized in non-U.S. offshore jurisdictions is $209,627,385, with a fair value of $226,913,381.
(a)	The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.
(b)	The Event-Driven strategy generally includes Investee Funds that are generally event-driven-focused and seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.
(c)	The Credit-Driven strategy generally includes credit-driven focused Investee Funds with a focus on fundamental hedged products or otherwise low net exposure, positional concentration and opportunistic directional exposures, mortgages, and non-mortgage asset-backed securities.
(d)	The Relative Value strategy generally includes relative value-focused Investee Funds with a focus on long/short managers with fundamentally hedged products or otherwise low net exposure.
(e)	The Multi-Category strategy generally includes Investee Funds that invest across multiple strategies.
(f)	The Global Macro strategy generally includes global macro-focused Investee Funds with discretionary, directional, and inter-country exposure to commodities, equity, interest rates and currencies.
(g)	The Managed Futures strategy generally includes managed futures-focused Investee Funds that invest in systematic futures and foreign exchange forward trading strategies.

See accompanying Notes to Consolidated Schedule of Investments.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Unaudited)

June 30, 2014

1. Organization

Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on April 1, 2012. Blackstone Alternative Alpha Fund and Blackstone Alternative Alpha Fund II (the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public-equity and fixed income markets.

The Master Fund owns 100% of the shareholder interest of Blackstone Alternative Alpha Sub Fund I Ltd. (the “Intermediate Fund”), an exempted company incorporated under the laws of the Cayman Islands on March 14, 2012 for the purpose of facilitating the implementation of the Master Fund’s investment objectives. The Consolidated Schedule of Investments include the holdings of the Master Fund and the Intermediate Fund (collectively, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Master Fund and the Feeder Funds is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAAM, the commodity pool operator of the Master Fund and the Feeder Funds, is registered as such with the CFTC, but has claimed relief under Rule 4.12(c)(3) of the Commodity Exchange Act from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to their investment management agreements, has engaged BAAM to manage the Consolidated Master Fund’s and Feeder Funds’ day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Master Fund.

2. Basis of Presentation

The Consolidated Master Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and is stated in U.S. dollars. The investment in the Intermediate Fund is eliminated in consolidation.

The preparation of the Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities in the Consolidated Schedule of Investments. Actual results could differ from these estimates and these differences could be material.

3. Fair Value Hierarchy

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Consolidated Master Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Unaudited), (continued)

June 30, 2014

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement or based on liquidity, as indicated by the redemption terms:

Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The Consolidated Master Fund does not adjust the quoted price for these investments.

Level 2 – Quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The Consolidated Master Fund’s investment in an Investee Fund shall be categorized within Level 2 if the Consolidated Master Fund has the ability to redeem its investment in the Investee Fund at the reported net asset value per share (or its equivalent) at the measurement date or within 90 days thereof, upon no greater than 90 days prior written notice.

Level 3—Pricing inputs are unobservable for the investment and include instances where there is little, if any, market activity for the investment.

The Consolidated Master Fund has categorized within Level 3, investments in Investee Funds that are subject to a minimum holding period or lockup greater than 90 days from the measurement date, are in liquidation, cannot be redeemed within 90 days of the measurement date, are subject to redemption notice periods in excess of 90 days, have limited the individual amount of shareholder redemptions and/or aggregate amount of shareholder redemptions, or have suspended redemptions.

Investee Funds, as set forth in their governing legal agreements, may offer various liquidity terms for differing classes of investors. The Consolidated Master Fund’s investment in a particular Investee Fund may be comprised of investments with differing liquidity terms or which were made at different points in time that result in differences in the effective minimum holding period or lockup or participation in side pocket investments. As such, the classification of investments in Investee Funds may not be indicative of the actual liquidity available to the Consolidated Master Fund associated with each investment at June 30, 2014

The classification of investments in Investee Funds included in the table below is meant to be indicative of the Consolidated Master Fund’s classification of its investments in Investee Funds. It is not meant to be indicative of the classification of investments in the underlying portfolios of the Investee Funds within the fair value hierarchy.

The following is a summary categorization, as of June 30, 2014, of the Consolidated Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	Level 1	Level 2	Level 3	Total
Investments in Investee Funds by Strategy
Equity	$—	$227,648,838	$208,577,405	$436,226,243
Event-Driven	—	—	53,012,211	53,012,211
Credit-Driven	—	—	46,416,802	46,416,802
Relative Value	—	25,690,098	—	25,690,098
Multi-Category	—	348,184	20,007,435	20,355,619
Global Macro	—	19,745,636	—	19,745,636
Managed Futures	—	10,743,191	—	10,743,191

	$—	$284,175,947	$328,013,853	$612,189,800

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Unaudited), (continued)

June 30, 2014

The changes in investments measured at fair value for which the Consolidated Master Fund used Level 3 inputs to determine fair value are as follows:

	Investments in Investee Funds by Strategy
	Equity	Event-Driven	Credit-Driven	Multi-Category	Total

Beginning Balance April 1, 2014	$201,927,277	$46,838,598	$40,580,236	$19,855,853	$309,201,964
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(39,429,353)	—	—	(341,878)	(39,771,231)
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation	8,779,481	3,883,613	836,566	493,460	13,993,120
Purchases	37,300,000	2,290,000	5,000,000	—	44,590,000
Sales	—	—	—	—	—

Ending Balance June 30, 2014	$208,577,405	$53,012,211	$46,416,802	$20,007,435	$328,013,853

Change in unrealized appreciation related to investments still held as of June 30, 2014	$8,779,481	$3,883,613	$836,566	$493,460	$13,993,120

The Consolidated Master Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 are primarily due to updated liquidity terms, transfers between different strategies, or upon expiration of liquidity restrictions.

Item 2. Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Blackstone Alternative Alpha Fund II

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date:	August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date:	August 27, 2014

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date:	August 27, 2014